Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Preference shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preference shares, shares authorized (in Shares)	5,000,000	5,000,000	5,000,000
Preference shares, shares issued (in Shares)	0	0	0
Preference shares, shares outstanding (in Shares)	0	0	0
Class A Ordinary Shares
Class A ordinary shares subject to possible redemption, shares (in Shares)	23,000,000	23,000,000	0
Class A ordinary shares subject to possible redemption, per share (in Dollars per share)	$ 10.48	$ 10.39	$ 0
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	500,000,000	500,000,000	500,000,000
Ordinary shares, shares outstanding (in Shares)	0	0	0
Ordinary shares, shares issued (in Shares)	0	0	0
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	50,000,000	50,000,000	50,000,000
Ordinary shares, shares outstanding (in Shares)	5,750,000	5,750,000	5,750,000
Ordinary shares, shares issued (in Shares)	5,750,000	5,750,000	5,750,000